Income Taxes (Tables) (Zhongdehui (SZ) Development Co., Ltd)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Schedule of Income Tax Expense Benefits	Income tax expense (benefits)
	For the six months ended June 30,
	2020	2019
	(Unaudited)	(Unaudited)
Current tax benefit	$(1,902)	$-
Deferred tax (benefit) expense	(7,964)	47,866
	$(9,866)	$47,866
Income tax expense (benefits)
	2019	2018
Current tax expense	$35,456	$-
Deferred tax expense (benefits)	129,812	(43,930)
	$165,268	$(43,930)
Income tax expense (benefits)
	For the years ended December 31,
	2018	2017
Current tax expense	$-	$-
Deferred tax benefits	(43,930)	-
	$(43,930)	$-

Schedule of Reconciliation of Effective Income Tax Rates

The components of provision for income taxes and tax charges for the six months ended June 30, 2019, are calculated at a statutory tax rate of 25%.

	For the six months ended June 30,
	2020	2019
	(Unaudited)	(Unaudited)
(Loss) income before tax	$(423,287)	$83,868
Tax (credit) expense calculated at statutory tax rate	(105,822)	20,967
Valuation allowance	95,956	26,899
	$(9,866)	$47,866

A reconciliation of the effective tax rates from 25% statutory tax rates is as follows:

	2019	2018
Income (loss) before tax	$539,208	$(323,211)
Tax expense calculated at statutory tax rate	134,802	(80,803)
Income tax exemptions and reliefs	(72,418)	-
Income tax difference under difference tax jurisdictions	65,596	(12,472)
Others (Note 1)	37,288	49,345
	$165,268	$(43,930)

A reconciliation of the effective tax rates from 25% statutory tax rates for the years ended December 31, 2017 and 2018 is as follows:

	For the years ended December 31,
	2018	2017
Loss before tax	$(323,211)	$(32,829)
Tax benefit calculated at statutory tax rate	(80,803)	(8,207)
Valuation allowance	36,873	8,207
	$(43,930)	$-

Schedule of Deferred Income Tax

The movement in the deferred income tax account is as follows:

	June 30, 2020	December 31, 2019
Beginning of the year	$-	$129,812
Credited/(Debited) to the statement of income (loss)	7,964	(129,322)
Exchange difference	(51)	(490)
End of the period/year	$7,913	$-

The movement in the deferred income tax account is as follows:

	2019	2018
Beginning of the year	$129,812	$-
Deferred tax assets acquired through acquisition of ZDSE	-	89,384
(Debited)/Credited to the statement of income (loss)	(129,322)	43,930
Exchange difference	(490)	(3,502)
End of the period/year	$-	$129,812

The movement in the deferred income tax account is as follows:

	2018	2017
At January 1	$-	$-
Deferred tax assets acquired through acquisition of ZDSE	89,384	-
Credited to the statement of loss	43,930	-
Exchange difference	(3,502)
At December 31	$129,812	$-

Zhongdehui (SZ) Development Co., Limited [Member]
Schedule of Income Tax Expense Benefits	Income tax expense (benefits)
	For the six months ended June 30,
	2018	2017
Deferred income tax:
-Origination and reversal of temporary differences	$48,515	$(56,648)

Schedule of Reconciliation of Effective Income Tax Rates

A reconciliation of the effective tax rates from 25% statutory tax rates for the six months ended June 30, 2017 and 2018 is as follows:

	For the six months ended June 30,
	2018	2017
Profit (loss) before tax	$103,054	$(226,590)
Tax expense calculated at statutory tax rate	25,764	(56,648)
Expense not deductible for tax	22,751	-
	$48,515	$(56,648)

Schedule of Deferred Income Tax

The movement in the deferred income tax account is as follows:

	As of June 30,
	2018	2017
At January 1	$138,401	$80,176
(Charged) credited to the statement of loss	(48,515)	56,648
Exchange difference	(502)	2,728
At June 30	$89,384	$139,552